Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Computation of Basic EPS and Diluted EPS

The computation of Basic EPS and Diluted EPS is as follows:

(in USD and thousands, except per share data)	Year Ended December 31,
Basic EPS	2024	2023	2022
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$152,331	$(1,850,572)	$414,719
Net income (loss) allocated to shares other than ordinary shares and special shares	20,550	(869,527)	169,369
Net income (loss) allocated to ordinary shares and special shares	$131,781	$(981,045)	$245,350
Denominator
Weighted average ordinary shares and special shares	364,015	221,936	221,936
Basic EPS	$0.36	$(4.42)	$1.11

(in USD and thousands, except per share data)	Year Ended December 31,
Diluted EPS	2024	2023	2022
Numerator
Net income (loss) allocated to ordinary shares and special shares - Basic	$131,781	$(981,045)	$245,350
Dilutive adjustments	—	—	(714,349)
Reallocation of income	326	—	171,798
Net income (loss) allocated to ordinary shares and special shares - Diluted	$132,107	$(981,045)	$(297,201)
Denominator
Weighted average ordinary shares and special shares - Basic	364,015	221,936	221,936
Dilutive effect of conversion of Series C Preference Shares to ordinary shares	—	—	184,267
Dilutive effect of RSUs and stock options	2,694	—	—
Weighted average ordinary shares and special shares - Diluted	366,709	221,936	406,203
Diluted EPS	$0.36	$(4.42)	$(0.73)

Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations

For the years ended December 31, 2024, 2023 and 2022, weighted average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
(in thousands)	2024	2023	2022
Series C Preference Shares	60,415	184,267	—
Warrants	7,377	N/A	N/A
Preference Shares	1,088	N/A	N/A
Stock options and RSUs	36	N/A	N/A